Financial Instruments - Contractual Maturities of Financial Liabilities (Detail) - USD ($) $ in Thousands		Mar. 31, 2024		Mar. 31, 2023
Disclosure of maturity analysis for financial liabilities [Line Items]
Trade payables		$ 24,971		$ 25,397
Long-term debt (includes current portion)		139,830	[1]	174,381	[2]
Short term line of credit		40,000
Provisions and accrued expenses		31,180		41,761
Other liabilities		24,914		48,603
Other employee obligations		98,757		100,148
Derivative financial instruments		4,526		9,918
Total	[3]	364,178	[2]	400,208
Less than 1 Year [member]
Disclosure of maturity analysis for financial liabilities [Line Items]
Trade payables		24,971		25,397
Long-term debt (includes current portion)		36,958	[1]	36,476	[2]
Short term line of credit		40,000
Provisions and accrued expenses		31,180		41,761
Other liabilities		11,134		27,837
Other employee obligations		98,757		100,148
Derivative financial instruments		3,968		7,505
Total	[3]	246,968	[2]	239,124
1-2 years [member]
Disclosure of maturity analysis for financial liabilities [Line Items]
Long-term debt (includes current portion)		36,958	[1]	36,476	[2]
Other liabilities		13,780		325
Derivative financial instruments		558		2,413
Total	[3]	51,296	[2]	39,214
2-5 years [member]
Disclosure of maturity analysis for financial liabilities [Line Items]
Long-term debt (includes current portion)		65,914	[1]	101,429	[2]
Other liabilities		0		20,441
Total	[3]	$ 65,914	[2]	$ 121,870

[1]	Before netting off debt issuance cost of $626
[2]	For contractual maturities of lease liabilities refer note 12.
[3]	Non-financial liabilities are explained in the financial instruments categories table above.